Non-current Assets Held for Sale	12 Months Ended
Dec. 31, 2023
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Non-current Assets Held for Sale
40.	Non-current Assets Held for Sale
Non-current assets held for sale as of December 31, 2023 and 2022 are as follows:

(In millions of won)
		December 31, 2023		December 31, 2022
Investments in associates	Daekyo Wipoongdangdang Contents Korea Fund	~~W~~	746	1,062
Long-term Investment securities	Digital Content Korea Fund		3,395	3,645
	InterVest Fund		—	107
	Central Fusion Content Fund		884	1,563
	P&I Cultural Innovation Fund		1,892	—
Inventories	—		505	—
Prepaid Expenses	—		1,489	—
Property and Equipment	—		1,604	—

		~~W~~	10,515	6,377